Financial gain (loss)	3 Months Ended
Mar. 31, 2025
Financial Income (Loss) [Abstract]
Financial gain (loss)	Financial gain (loss)
The financial loss breaks down as follows:

(amounts in thousands of euros)
FINANCIAL GAIN (LOSS)	FOR THE THREE MONTHS ENDED MARCH 31, 2024	FOR THE THREE MONTHS ENDED MARCH 31, 2025
Interest on bond loans	39	(2,155)
Interest on convertible loan notes	(1,436)	(1,356)
Interest on conditional advances	(51)	(22)
Interest on royalty certificates	(932)	(983)
Interest on lease liabilities	(5)	(19)
Increase in derivatives fair value	(1,187)	(175)
Increase in other liabilities at fair value through profit and loss	—	(1,051)
Transaction costs	(581)	—
Foreign exchange losses	(69)	(954)
Other	(5)	(6)
Financial expenses	(4,228)	(6,723)
Interest income	2,534	859
Decrease/(increase) in derivatives fair value	—	145
Decrease/(increase) in other liabilities at fair value through profit and loss	1,571	—
Effect of unwinding the discount related to advances made to CROs	182	233
Day-one gain on recognition of financial liabilities	147	147
Foreign exchange gains	1,585	80
Other financial income	12	88
Financial income	6,031	1,552
Financial gain (loss)	1,803	(5,170)
Increases and decreases in the fair value of derivatives for the three-month period ended March 31, 2025 are detailed in Notes 15.1,
15.2 and 15.7.
The decrease and  increase in other liabilities at fair value through profit or loss ("FVTPL") mainly relate to the Heights notes for the three-month period ended March 31, 2024 and March 31, 2025 respectively (see Note 15.2).
Transaction costs for the three-month period ended March 31, 2024 mainly relate to the amortization of the prepaid expenses related to the transaction costs of the Kreos / Claret tranche C bond loans.
Interest income mainly relates to the invested proceeds from (i) the Group's initial public offering on the Nasdaq Global Market and the concurrent European Private Placement from October 2023, and (ii) the Kreos / Claret and Heights Financings.
Foreign exchange losses for the three-month period ended March 31, 2025 relate to the translation of cash and cash equivalents held in
U.S. dollars into the Group's presentation currency as of March 31, 2025 (see Note 11), resulting in a loss of €447 thousand, and to other realized and unrealized losses on foreign exchange transactions.